Fair Value Measurements - Significant Unobservable Inputs related to Level 3 Derivative Liabilities (Details) - Level 3	Dec. 31, 2022
Stock price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement Input	13.29
Stock price volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement Input	0.80
Expected term
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement Input	0.86
Risk-free interest rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement Input	0.0460